Share Capital	12 Months Ended
Dec. 31, 2025
Share Capital [Abstract]
Share capital

26. Share capital

Based on the second amended and restated memorandum of association the Group’s authorized share capital consists of 500,000,000 ordinary shares with a par value of $0.0001 and the Group’s issued and outstanding share capital consists of 54,084,183 Ordinary Shares. Refer to Note 1 for description of the Reorganization Transaction that occurred on June 17, 2024 and Note 4 for further details on reverse capitalization.

($ represent unrounded amounts)	Number of fully paid shares	Amount
January 1, 2024	1,000	$1,000
Shares issued	—	—
December 31, 2024	1,000	$1,000

January 1, 2025	1,000	1,000
Issuance of shares to HCVI shareholders upon reverse capitalization(1)	4,807,469	481
Impact of reverse capitalization(1)	48,868,960	3,887
Issue of shares for promissory note(2)	406,754	41
December 31, 2025	54,084,183	$5,409

This describes the nature and purpose of each reserve.

Reserve	Description and purpose
Share capital	The nominal value of shares issued.
Share premium/other reserves(3)	This combines shares premium relating to shares issued and the impact of transactions recognized in equity (see notes 1 and 4).
Retained earnings/deficit

Cumulative net gains and losses recognized in the consolidated statements of profit or loss and other comprehensive income plus the corresponding entry for the equity-settled share-based payment expenses recognized

(1)      As described in Notes 1 and 4 the Company completed the Business Combination on June 5, 2025. In connection with the transaction, the Company issued 53,676,429 (see 4,807,469 and 48,868,960 above) Ordinary Shares each with a par value of $0.0001. These shares have been issued as part of the acquisition consideration provided to the SPAC shareholders in exchange for the SPAC’s net assets and listing status.

(2)      A promissory note was issued for debt of $3.5 million which settles the debt in 11 monthly installments of $300 thousand from November 2025 and a final instalment of $200 thousand in September 2026. The debt is settled in the equivalent number of shares. The Company can choose to settle the debt at any point, either in cash or in the equivalent number of shares. The balance payable of $2.9 million at year end is included in trade payables.

406,754 Ordinary Shares were issued in the year ended December, 31 2025, with a par value of $41 and an increase in share premium of $599,959. See note 36 — Subsequent events for an explanation of shares issued after December 31, 2025.

(3)      Reconciliation of share premium/other reserves

The share premium and other reserves reconcile as follows:

	2025	2024
Share premium	$600	$—
Other reserves	$(110,345)	$—
	(109,745)	—